Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	kr 953	kr 11,185
Designated upon initial recognition (FVO)	28,788	39,316
Derivatives used for hedge accounting	12,234	3,544
Amortized cost	297,482	255,684
Total financial liabilities	339,457	309,729
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost	7,153	5,230
Total financial liabilities	7,153	5,230
Borrowing from the public
Financial liabilities at fair value through profit or loss
Amortized cost		10,000
Total financial liabilities		10,000
Debt securities issued
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	0
Designated upon initial recognition (FVO)	28,788	39,316
Amortized cost	290,329	240,454
Total financial liabilities	319,117	279,770
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	953	11,185
Derivatives used for hedge accounting	12,234	3,544
Total financial liabilities	kr 13,187	kr 14,729